Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 13,991	₩ 6,908	₩ 7,140
Others	18,006	59,640	23,795
Other operating income	31,997	66,548	30,935
Other Operating Expenses:
Communication	27,973	31,196	43,979
Utilities	299,825	277,497	270,621
Taxes and dues	27,819	35,020	36,118
Repair	333,101	326,076	312,517
Research and development	395,276	344,787	315,790
Training	32,853	33,303	37,278
Bad debt for accounts receivable - trade	34,584	37,820	60,450
Travel	24,095	25,263	27,860
Supplies and other	111,170	113,930	176,248
Loss on disposal of property and equipment and intangible assets	60,086	63,797	21,392
Impairment loss on other investment securities	9,003	24,033	42,966
Impairment loss on property and equipment and intangible assets	54,946	24,506	35,845
Donations	112,634	96,633	72,454
Bad debt for accounts receivable - other	5,793	40,312	15,323
Others	101,589	49,593	55,536
Other operating expenses	₩ 1,630,747	₩ 1,523,766	₩ 1,524,377